Stock Based Compensation (Additional information regarding options outstanding) (Detail) (USD $)	12 Months Ended
Jun. 30, 2012
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 0.01
Upper Range	$ 0.04
Options outstanding, Number of options	303,680
Options outstanding, Weighted Average Remaining Contractual life (Years)	4 years 6 months 11 days
Options Outstanding, Weighted Average Exercise Price	$ 0.01
Options exercisable, Number of options	303,680
Options exercisable, Weighted Average Exercise Price	$ 0.01
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 0.05
Upper Range	$ 0.39
Options outstanding, Number of options	1,764,890
Options outstanding, Weighted Average Remaining Contractual life (Years)	5 years 9 months 11 days
Options Outstanding, Weighted Average Exercise Price	$ 0.05
Options exercisable, Number of options	1,764,890
Options exercisable, Weighted Average Exercise Price	$ 0.05
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 0.40
Upper Range	$ 2.89
Options outstanding, Number of options	404,840
Options outstanding, Weighted Average Remaining Contractual life (Years)	7 years 8 months 5 days
Options Outstanding, Weighted Average Exercise Price	$ 1.65
Options exercisable, Number of options	142,575
Options exercisable, Weighted Average Exercise Price	$ 1.41
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 2.90
Upper Range	$ 4.07
Options outstanding, Number of options	438,132
Options outstanding, Weighted Average Remaining Contractual life (Years)	8 years 3 months
Options Outstanding, Weighted Average Exercise Price	$ 2.90
Options exercisable, Number of options	183,872
Options exercisable, Weighted Average Exercise Price	$ 2.90
Range Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 4.08
Upper Range	$ 8.64
Options outstanding, Number of options	389,903
Options outstanding, Weighted Average Remaining Contractual life (Years)	8 years 9 months 22 days
Options Outstanding, Weighted Average Exercise Price	$ 5.51
Options exercisable, Number of options	101,738
Options exercisable, Weighted Average Exercise Price	$ 5.42
Range Six
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 8.65
Upper Range	$ 26.28
Options outstanding, Number of options	46,000
Options outstanding, Weighted Average Remaining Contractual life (Years)	9 years 3 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 14.82
Range Seven
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 0.01
Upper Range	$ 26.28
Options outstanding, Number of options	3,347,445
Options outstanding, Weighted Average Remaining Contractual life (Years)	6 years 7 months 13 days
Options Outstanding, Weighted Average Exercise Price	$ 1.45
Options exercisable, Number of options	2,496,755
Options exercisable, Weighted Average Exercise Price	$ 0.55